NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

NOTE – 17 NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE

Basic net profit/(loss) per share is computed using the weighted average number of Class A Ordinary Shares outstanding during the year. The following table sets forth the computation of basic and diluted net profit/(loss) per share for the years ended March 31, 2024, 2025 and 2026:

	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Net profit/(loss) attributable to ordinary shareholders	$7,088,874	$6,425,533	$(74,052,870)

Weighted average Class A Ordinary Shares outstanding
– Basic	229,280	229,280	266,139
Weighted average Class A Ordinary Shares outstanding
– Diluted	237,280	237,280	274,139

Weighted average Class B Ordinary Shares outstanding – Basic and diluted	8,000	8,000	8,000

Net (loss)/profit per Class A Ordinary Share – Basic	$30.92	$28.02	$(278.25)

Net (loss)/profit per Class A Ordinary Share – Diluted	$29.88	$27.08	$(278.25)

As Class B Ordinary Shares do not have right to dividend there is no impact when calculated basic net profit per Class A and Class B Ordinary Shares. However, as Class B Ordinary Shares have the right to convert into Class A Ordinary Shares, there is dilutive impact during the year ended March 31, 2024 and 2025. For the year ended March 31, 2026, the Group incurred a net loss attributable to ordinary shareholders, as such the potential Class A Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.